Equity and Other Equity Items	12 Months Ended
Mar. 31, 2021
Equity [abstract]
Equity and Other Equity Items	Equity and Other Equity Items

	Thousands of Shares For the Year Ended March 31
	2020	2021
Authorized shares as of the beginning of the year	3,500,000	3,500,000
Shares issued:
At the beginning of the year	1,565,006	1,576,374
Exercise of stock options	18	14
Issuance of shares	11,350	—
As of the end of the year	1,576,374	1,576,388
The shares issued by the Company are ordinary shares with no par value that have no restrictions on any rights. The number of treasury shares included in the above shares issued was 10,226 thousand shares, 18,608 thousand shares, and 13,030 thousand shares as of April 1, 2019, March 31, 2020, and 2021, respectively. The number of treasury shares as of April 1, 2019, March 31, 2020 and 2021 includes 9,976 thousand shares, 18,353 thousand shares and 12,772 thousand shares, respectively, held by the Employee Stock Ownership Plan (“ESOP”) Trust and the Board Incentive Plan (“BIP”) Trust. During the year ended March 31, 2020, The ESOP and BIP Trust acquired 12,343 thousand shares and sold 3,966 thousand shares. During the year ended March 31, 2021, The ESOP and BIP Trust acquired 520 thousand shares and sold 6,101 thousand shares.
During the year ended March 31, 2020, the Company issued 11,350 thousand shares through third-party allotment to the Master Trust Bank of Japan, Ltd., which is the trust account for Takeda’s ESOP subsidiary. The issuance of these shares resulted in an increase in share capital of 24,505 million JPY and share premium of 24,505 million JPY. The Master Trust Bank of Japan is a co-trustee of the ESOP. This issuance was approved by the resolution of our Board of Directors. These shares were reacquired by the Company from the ESOP trust for distribution of share-based compensation awards. The reacquisition of the shares resulted in an increase in treasury shares of 49,009 million JPY in the consolidated statements of financial position.

Dividends declared and paid	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2018, to March 31, 2019
Q1 2018	¥71,507	¥90.00	March 31, 2018	June 29, 2018
Q3 2018	71,509	90.00	September 30, 2018	December 3, 2018
April 1, 2019, to March 31, 2020
Q1 2019	140,836	90.00	March 31, 2019	June 28, 2019
Q3 2019	141,857	90.00	September 30, 2019	December 2, 2019
April 1, 2020, to March 31, 2021
Q1 2020	141,858	90.00	March 31, 2020	June 25, 2020
Q3 2020	141,860	90.00	September 30, 2020	December 1, 2020
Dividends declared for which the effective date falls in the following fiscal year are as follows:

Dividends declared	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2021, to March 31, 2022
Q1 2021	¥141,859	¥90.00	March 31, 2021	June 30, 2021